Long-Term Debt and Other Financial Liabilities, Chugoku Bank Sale and Leaseback (Details) $ in Thousands		12 Months Ended
	Mar. 09, 2022 USD ($)	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 09, 2026 USD ($)	Feb. 25, 2022 USD ($)
Sale and Leaseback Transaction [Abstract]
Proceeds from drawdown		$ 155,839	$ 120,779	$ 53,750
Balance outstanding		$ 293,958	$ 261,451
Chugoku Bank Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Financing amount						$ 21,300
Proceeds from drawdown	$ 21,300
Margin on variable rate		2.90%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		SOFR [Member]
Principal repayment term		8 years
Number of payment installments | Installment		32
Frequency of periodic payment		quarterly
Installment payment		$ 590
Balance outstanding		$ 12,567
Chugoku Bank Sale and Leaseback [Member] | Subsequent Event [Member]
Sale and Leaseback Transaction [Abstract]
Balance outstanding					$ 11,976
Chugoku Bank Sale and Leaseback [Member] | Partnership [Member]
Sale and Leaseback Transaction [Abstract]
Purchase price of vessel						$ 2,388